Fixed assets and assets held for sale - Vessels, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Property Plant And Equipment
Balance as at beginning of period	$ 1,265,196
Balance as at end of period	1,304,172
Vessel Cost
Property Plant And Equipment
Balance as at beginning of period	1,738,515
Acquisitions and improvements	74,913
Balance as at end of period	1,813,428
Accumulated depreciation
Property Plant And Equipment
Balance as at beginning of period	(473,319)
Depreciation for the period	(35,937)
Balance as at end of period	(509,256)
Net book value
Property Plant And Equipment
Balance as at beginning of period	1,265,196
Acquisitions and improvements	74,913
Depreciation for the period	(35,937)
Balance as at end of period	$ 1,304,172